As filed with the U.S. Securities and Exchange Commission on September 2, 2020
File No. 333-108394
File No.: 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 190	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 191	☒
Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(626) 914-7385
(Registrant’s Telephone Numbers, Including Area Code)
Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	_____ days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 190 to the Trust for Advised Portfolios (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 189 on Form N‑1A filed August 18, 2020. This PEA No. 190 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 189 to the Trust’s Registration Statement for its series: CornerCap Fundametrics® Large-Cap ETF
.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post‑Effective Amendment No. 190 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 190 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 2nd day of September, 2020.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 190 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

John C. Chrystal*	Trustee	September 2, 2020
John C. Chrystal

Albert J. DiUlio, S.J.*	Trustee	September 2, 2020
Albert J. DiUlio, S.J.

Harry E. Resis*	Trustee	September 2, 2020
Harry E. Resis

Brian S. Ferrie*	Trustee	September 2, 2020
Brian S. Ferrie

Wan-Chong Kung*	Trustee	September 2, 2020
Wan-Chong Kung

/s/ Christopher E. Kashmerick	Trustee	September 2, 2020
Christopher E. Kashmerick

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	September 2, 2020
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer (principal accounting officer)	September 2, 2020
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		September 2, 2020
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney filed previously

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE